Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings amount and interest rate
Borrowings as of December 31, 2022 and 2023 are as follows:

	2022			2023
	Interest rate (%)	Amount		Interest rate (%)	Amount
Borrowings denominated in Korean won:
Borrowings from Bank of Korea	0.25~1.75	~~W~~	5,100,325	2.00~2.00	~~W~~	2,562,162
Others	0.00~7.60		23,091,971	0.00~7.83		25,077,825

			28,192,296			27,639,987

Borrowings denominated in foreign currencies:
Overdraft due from banks	0.00~0.30		48,072	0.00~0.00		34,072
Borrowings from banks	0.15~21.20		7,811,701	0.00~14.85		7,331,197
Others	0.00~22.65		2,397,605	0.00~17.50		2,674,834

			10,257,378			10,040,103

Call money	0.05~6.30		1,276,301	0.02~5.88		2,195,849
Bill of sale	0.00~3.95		15,057	0.00~3.65		11,252
Bonds sold under repurchase agreements	0.00~6.80		9,544,536	0.00~6.74		17,312,576
Deferred origination costs			(6,393)			(298,415)

		~~W~~	49,279,175		~~W~~	56,901,352